Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Operating Activities:
Net loss	$ (380,307)	$ 57,606	$ 45,589	$ (956,730)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	9,910	12,553	16,618	20,425
Amortization of debt discount
Discontinued operations
Gain/Loss from discontinued operations
Change in fair value of derivative instruments	(11,635)	(553,647)	(606,150)	260,737
Stock based payments
Changes in operating assets and liabilities:
Prepaid expenses and other assets
Others asset
Inventory Raw Materials
Accounts receivable	(78)	17,320	19,922	(25,703)
Accounts payable
Accrued expenses	187,500	187,500	149,225	321,775
Accrued interest	75,207	91,607	116,080	104,414
Deposits
Net cash used in operating activities	(119,403)	(187,061)	(258,716)	(212,883)
Investing Activities:
Goodwill on Consolidation
Paradise Gardens				(1,812)
Purchase of property and equipment		(3,153)	(3,153)	(22,914)
Net cash used in investing activities		(3,153)	(3,153)	(24,276)
Financing Activities:
Proceeds from issuance of convertible debt, net of debt discounts
Repayment of loan from related party
Proceeds from related party loans, net of debt discounts	143,654	216,014	288,468	315,306
Net cash provided by financing activities	120,242	192,787	288,468	315,306
Effective of exchange rates on cash	(23,412)	(23,227)	(30,228)	(72,135)
Net change in cash	839	2,573	(3,629)	5,563
Cash, beginning of period	2,155	5,784	5,784	221
Cash, end of period	$ 2,994	$ 8,357	$ 2,155	$ 5,784